Subsidiaries (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended																12 Months Ended
		Mar. 30, 2023 ILS (₪)	Mar. 30, 2023 USD ($)	Jan. 31, 2023 ILS (₪) MW-M	Sep. 30, 2022 ILS (₪) ₪ / shares shares	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 22, 2022 ILS (₪) ₪ / shares shares	Jul. 22, 2022 USD ($)	Oct. 31, 2021 ILS (₪) shares	Oct. 31, 2021 USD ($) shares	Sep. 30, 2021 ILS (₪) ₪ / shares shares	Sep. 30, 2021 USD ($) shares	Feb. 21, 2021 ILS (₪)	Feb. 21, 2021 USD ($)	Jan. 25, 2021 USD ($)	Oct. 31, 2020 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Apr. 05, 2023 USD ($)	Mar. 30, 2023 USD ($)	Feb. 28, 2023 ILS (₪) ₪ / shares shares	Feb. 28, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Selling, general and administrative expense																			$ 84,715		$ 99,936	$ 75,727
Non-controlling interests																							$ 866,915					$ 697,433
Accumulated profit																							$ 1,087,041					1,504,592
Distributed dividends																			$ 150,365			299,025
Assets amortization years																		27 years					27 years
Opc Gat Power Plant [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred		₪ 870,000																							$ 242,000
Consideration after working capital adjustments		270,000																							75,000
Amount of investment undertakings and provision for shareholders loans		303,000	$ 84,000
Deferred consideration		₪ 285,000																₪ 300,000					$ 83,000		$ 79,000
Discount rate applied to cash flow projections		8.00%																							8.00%
Opc Gat Power Plant [Member] | Minimum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections		8.00%																							8.00%
Opc Gat Power Plant [Member] | Maximum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections		8.75%																							8.75%
Mountain Wind Power Plant [Member]
Disclosure of subsidiaries [line items]
Approximate consideration transferred																								$ 175,000
Increase In Facility | ₪				₪ 100,000
Power Plant Capacity | MW-M				81.5
Mountain Wind Power Plant [Member] | Minimum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections				5.75%
Assets amortization years				13 years
Useful life of property, plant, and equipment				20 years
Mountain Wind Power Plant [Member] | Maximum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections				6.25%
Assets amortization years				17 years
Useful life of property, plant, and equipment				29 years
Kenon [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests																						104,000						136,000
Accumulated profit																						38,000						58,000
Number of shares issued | shares								3,898,000
Kenon [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Percentage of remaining shares sold										58.80%	58.80%
Non-controlling interests											$ 41,000
Accumulated profit											60,000
Issue of equity										₪ 206,000	$ 64,000
Number of shares issued upon exercise of Rights | shares										8	8
CPV Group [Member]
Disclosure of subsidiaries [line items]
Approximate consideration transferred																$ 648,000
Deposits at acquisition date																$ 5,000
Proportion of ownership interest in joint venture																70.00%
Investment in subsidiary																	₪ 103,000													$ 32,000
Identifiable assets and liabilities																$ 580,000
Goodwill																$ 105,000
Opc Israel [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests																		80.00%	80.00%
Veridis [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests																		20.00%	20.00%
Opc Member
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage																				4.00%	4.00%
Non-controlling interests																						$ 486,598	865,676					697,433
Number of shares issued | shares					12,500,000			9,443,800				43
Shares Issued Price Per Share 1 | ₪ / shares					₪ 0.01			₪ 0.01
Issue of equity						$ 141,000	$ 39,000
Issuance expenses						$ 1,000
Proportion of ownership interest in subsidiary	[1]																	59.88%	59.88%	56.20%	56.20%	53.14%
Opc Member | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares												13,174,419
Shares Issued Price Per Share 1 | ₪ / shares												₪ 0.01
Right unit price per share for three shares | ₪ / shares												75
Right unit price per share | ₪ / shares												₪ 25
Proceeds from exercise of rights												₪ 329,000	$ 102,000
Number of shares issued upon exercise of Rights | shares												13,141,040	13,141,040
Percentage of total shares offered in rights offering												99.70%	99.70%
Opc Member | Altshuler Shaham Ltd [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares																										10,300,000	10,300,000
Shares Issued Price Per Share 1 | ₪ / shares																										₪ 0.01
Opc Member | Offerees [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests																										₪ 63,000	$ 42,000
Number of shares issued | shares																										34	34
Opc Member | Minimum [Member]
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage																				55.00%	55.00%	59.00%
Opc Member | Maximum [Member]
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage																				59.00%	59.00%	55.00%
Opc Member | NIS [Member]
Disclosure of subsidiaries [line items]
Issue of equity					₪ 500,000			₪ 331,000	$ 94,000
Issuance expenses					₪ 6,000			₪ 9,000	$ 2,000
Opc Member | NIS [Member] | Offerees [Member]
Disclosure of subsidiaries [line items]
Issue of equity														₪ 350,000	$ 106,000
Issuance expenses														₪ 4	$ 1,000
OPC Power [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																	70.00%
Additional period of license																		10 years	10 years
Investment in subsidiary																		₪ 565,000					150,000						$ 657,000	$ 1,215,000
Bear Interest Rate																		7.00%	7.00%
Aggregate amount of investments and owners' loans																		₪ 175,000	$ 45,000	₪ 127,000	$ 38,000
Percentage of loans holding and transferred																		99.99%	99.99%
Equity investments																				409,000								122,000
Total investments in Partnership’s equity																				2,741,000								779,000
Outstanding Balance Of Loans																				₪ 953,000								$ 271,000
Increase In Facility																		₪ 100,000	$ 70,000
OPC Power [Member] | Clal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																	12.75%
OPC Power [Member] | Migdal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																	12.75%
OPC Power [Member] | Poalim Capital Markets [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																	4.50%
Opc Holds Interest Member
Disclosure of subsidiaries [line items]
Investment in subsidiary																													$ 204,000
CPV Group LP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																		70.00%	70.00%	70.00%	70.00%
Revenue of combined entity as if combination occurred at beginning of period																					$ 51,000
Profit (loss) of combined entity as if combination occurred at beginning of period																					$ 47,000
Opc Holdings Israel Ltd [Member]
Disclosure of subsidiaries [line items]
Purchase price																		₪ 452,000					129,000
Proportion of ownership interests held by non-controlling interests																		100.00%	100.00%
Proportion of ownership interest in subsidiary																		80.00%	80.00%	0.00%	0.00%
Opc Holdings Israel Ltd [Member] | Rotem [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																		80.00%	80.00%
Original Transaction Amount																		₪ 400,000					118,000
Opc Holdings Israel Ltd [Member] | Opc Israel [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																		20.00%	20.00%
Original Transaction Amount																		₪ 425,000					$ 125,000

[1]	The NCI percentage represents the effective NCI of the Group